Capital and reserves (Details)	Dec. 31, 2025 KRW (₩) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2024 USD ($) $ / shares shares
Capital And Reserves
Number of authorized shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Value per share | $ / shares		$ 0.0001		$ 0.0001
Number of shares issued	64,221,209	64,221,209	8,777,645	8,777,645
Common shares	₩ 9,076,295	$ 6,422	₩ 1,226,196	$ 877